Document And Entity Information	9 Months Ended
Sep. 30, 2019
Document Information [Line Items]
Entity Registrant Name	PROTEON THERAPEUTICS INC
Entity Central Index Key	0001359931
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Document Type	S-4/A
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Ex Transition Period	false